Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Payable And Accrued Expenses Abstract
Payable to suppliers	$ 3,486,600	$ 3,657,700
Salary and welfare payables	412,444	614,355
Accrued expenses and other current liabilities	699,032	85,498
Total	$ 4,598,076	$ 4,357,553